CONSOLIDATED STATEMENT OF EQUITY (CAD) In Millions, unless otherwise specified	Total	TC PipeLines, LP	Equity Attributable to Controlling Interests	Common Shares	Preferred Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Non-Controlling Interests	Equity Attributable to Non-Controlling Interests TC PipeLines, LP		Equity Attributable to Non-Controlling Interests TRANSCANADA PIPELINES LIMITED	Equity Attributable to Non-Controlling Interests Portland
Balance at Dec. 31, 2010				11,745	1,224	349	4,282	(1,243)	1,157
Increase (decrease) in equity
Shares issued under dividend reinvestment plan (Note 19)	202			202
Shares issued on exercise of stock options (Note 19)				64
Shares issued under public offering, net of issue costs					0
Issuance of stock options, net of exercises						1
Dilution impact from TC PipeLines, LP units issued (Note 25)						30				321
Net income attributable to controlling interests	1,581						1,581
Common share dividends							(1,180)
Preferred share dividends							(55)
Other comprehensive income/(loss)	(171)							(206)
Net income attributable to non-controlling interests										101
Preferred share dividends of TCPL												22
Net income attributable to non-controlling interests	129									101	[1]		6	[2]
Other comprehensive income/(loss) attributable to non-controlling interests									35
Issuance of TC PipeLines, LP units
Decrease in TransCanada's ownership of TC PipeLines, LP										(50)
Distributions declared to non-controlling interests									(131)
Redemption of subsidiary's preferred shares	0					0
Foreign exchange and other									4
Balance at Dec. 31, 2011	18,259		16,794	12,011	1,224	380	4,628	(1,449)	1,465
Increase (decrease) in equity
Shares issued under dividend reinvestment plan (Note 19)				0
Shares issued on exercise of stock options (Note 19)				58
Shares issued under public offering, net of issue costs					0
Issuance of stock options, net of exercises						(1)
Dilution impact from TC PipeLines, LP units issued (Note 25)						0				0
Net income attributable to controlling interests	1,354						1,354
Common share dividends							(1,240)
Preferred share dividends							(55)
Other comprehensive income/(loss)	(20)							1
Net income attributable to non-controlling interests										91
Preferred share dividends of TCPL												22
Net income attributable to non-controlling interests	118									91	[1]		5	[2]
Other comprehensive income/(loss) attributable to non-controlling interests									(21)
Issuance of TC PipeLines, LP units
Decrease in TransCanada's ownership of TC PipeLines, LP										0
Distributions declared to non-controlling interests									(135)
Redemption of subsidiary's preferred shares	0					0
Foreign exchange and other									(2)
Balance at Dec. 31, 2012	18,336		16,911	12,069	1,224	379	4,687	(1,448)	1,425
Increase (decrease) in equity
Shares issued under dividend reinvestment plan (Note 19)				0
Shares issued on exercise of stock options (Note 19)				80
Shares issued under public offering, net of issue costs					589
Issuance of stock options, net of exercises						(2)
Dilution impact from TC PipeLines, LP units issued (Note 25)						29				384
Net income attributable to controlling interests	1,786						1,786
Common share dividends							(1,301)
Preferred share dividends							(76)
Other comprehensive income/(loss)	580							514
Net income attributable to non-controlling interests										93
Preferred share dividends of TCPL												20
Net income attributable to non-controlling interests	125									93	[1]		12	[2]
Other comprehensive income/(loss) attributable to non-controlling interests									66
Issuance of TC PipeLines, LP units
Decrease in TransCanada's ownership of TC PipeLines, LP										(47)
Distributions declared to non-controlling interests									(166)
Redemption of subsidiary's preferred shares	(195)					(5)
Foreign exchange and other									19
Balance at Dec. 31, 2013	20,136		18,525	12,149	1,813	401	5,096	(934)	1,611

[1]	In May 2013, the non-controlling interest in TC PipeLines, LP increased from 66.7 per cent to 71.1 per cent due to the issuance of equity to non-controlling interests in TC PipeLines, LP. In July 2013, TransCanada sold 45 per cent interests in GTN LLC and Bison LLC to TC PipeLines, LP (See Note 25). The non-controlling interest in TC PipeLines, LP from January 2010 to May 2011 was 61.8 per cent and 66.7 per cent from May 2011 to May 2013.
[2]	The non-controlling interest in Portland as at December 31, 2013 represented the 38.3 per cent interest not owned by TransCanada (2012 and 2011 - 38.3 per cent).